Key accounting judgements and estimates	12 Months Ended
Dec. 31, 2018
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Key accounting judgements and estimates

3. Key accounting judgements and estimates

In preparing the financial statements, management is required to make judgements about when or how items should be recognised in the financial statements and estimates and assumptions that affect the amounts of assets, liabilities, revenue and expenses reported in the financial statements. Actual amounts and results could differ from those estimates. The following are considered to be the critical accounting judgements and key sources of estimation uncertainty.

Turnover

Reported Group turnover for 2018 was £30,821 million (2017 – £30,186 million).

Estimates

Gross turnover is reduced by rebates, discounts, allowances and product returns given or expected to be given, which vary by product arrangements and buying groups. These arrangements with purchasing organisations are dependent upon the submission of claims some time after the initial recognition of the sale. Accruals are made at the time of sale for the estimated rebates, discounts or allowances payable or returns to be made, based on available market information and historical experience.

Because the amounts are estimated they may not fully reflect the final outcome, and the amounts are subject to change dependent upon, amongst other things, the types of buying group and product sales mix.

The level of accrual for rebates and returns is reviewed and adjusted regularly in the light of contractual and legal obligations, historical trends, past experience and projected market conditions. Market conditions are evaluated using wholesaler and other third-party analyses, market research data and internally generated information. Revenue is not recognised in full until it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur. The amount of turnover recognised in the year from performance obligations satisfied in previous periods is set out in Note 6, ‘Turnover and segment information’.

Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group.

Taxation

The tax charge for the year was £754 million (2017 – £1,356 million). At December 2018, current tax payable was £965 million (2017 – £995 million), non-current corporation tax payable was £272 million (2017 – £411 million) and current tax recoverable was £229 million (2017 – £258 million).

Judgement

The Group has open tax issues with a number of revenue authorities. Management makes a judgement of whether there is sufficient information to be able to make a reliable estimate of the outcome of the dispute. If insufficient information is available, no provision is made.

Estimates

If sufficient information is available, in estimating a potential tax liability GSK applies a risk-based approach which takes into account, as appropriate, the probability that the Group would be able to obtain compensatory adjustments under international tax treaties. These estimates take into account the specific circumstances of each dispute and relevant external advice, are inherently judgemental and could change substantially over time as each dispute progresses and new facts emerge.

At 31 December 2018, the Group had recognised provisions of £1,082 million in respect of uncertain tax positions (2017 – £1,175 million). Because of the nature of these uncertain positions, it is not practicable to give meaningful sensitivity estimates.

Factors affecting the tax charge in future years are set out in Note 14, ‘Taxation’. GSK continues to believe that it has made adequate provision for the liabilities likely to arise from open assessments. Where open issues exist the ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of negotiations with the relevant tax authorities or, if necessary, litigation proceedings.

Legal and other disputes

Legal costs for the year were £117 million (2017 – £166 million). At 31 December 2018 provisions for legal and other disputes amounted to £219 million (2017 – £186 million).

Judgement

Management makes a judgement of whether there is sufficient information to be able to make a reliable estimate of the likely outcome of the dispute and legal and other expenses arising from claims against the Group. If insufficient information is available, no provision is made and disclosure of the claim is given.

Estimates

The estimated provisions take into account the specific circumstances of each dispute and relevant external advice, are inherently judgemental and could change substantially over time as each dispute progresses and new facts emerge. Details of the status and various uncertainties involved in the significant unresolved disputes are set out in Note 45, ‘Legal proceedings’.

The company’s Directors, having taken legal advice, have established provisions after taking into account the relevant facts and circumstances of each matter and in accordance with accounting requirements. In respect of product liability claims related to certain products there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. The Group may become involved in legal proceedings, in respect of which it is not possible to make a reliable estimate of the expected financial effect, if any, that could result from ultimate resolution of the proceedings. In these cases, appropriate disclosure about such cases would be provided, but no provision would be made and no contingent liability can be quantified.

The ultimate liability for legal claims may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations. The position could change over time and, therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions reported in the Group’s financial statements by a material amount.

Contingent consideration and put option liabilities

The 2018 income statement charge for contingent consideration and put option liabilities was £1,851 million (2017 – £2,134 million).

At 31 December 2018, the liability for contingent consideration amounted to £ 6,286 million (2017 – £6,172 million). Of this amount, £5,937 million (2017 – £5,542 million) related to the acquisition of the former Shionogi-ViiV Healthcare joint venture in 2012 and £296 million (2017 – £584 million) related to the acquisition of the Vaccines business from Novartis in 2015.

Estimates

Any contingent consideration included in the consideration payable for a business combination is recorded at fair value at the date of acquisition. These fair values are generally based on risk-adjusted future cash flows discounted using appropriate post-tax discount rates. The fair values are reviewed on a regular basis, at least annually, and any changes are reflected in the income statement. See Note 39, ‘Contingent consideration liabilities’.

In June 2018, GSK acquired Novartis’ shareholding in the Consumer Healthcare Joint Venture for $13 billion. This resulted in a net charge in the period of £ 658 million to remeasure the Consumer Healthcare Joint Venture put option to the agreed valuation.

Pfizer may request an IPO of ViiV Healthcare at any time and if either GSK does not consent to such IPO or an offering is not completed within nine months, Pfizer could require GSK to acquire its shareholding. The liability for the Pfizer put option, which is derived from an internal valuation of the ViiV Healthcare business, utilising both discounted forecast future cash flow and multiples-based methodologies amounted to £1,240 million at 31 December 2018 (2017 – £1,304 million). Sensitivity analysis is given in Note 27, ‘Trade and other payables’.

Pensions and other post-employment benefits

Judgement

Where a surplus on a defined benefit scheme arises, or there is potential for a surplus to arise from committed future contributions, the rights of the Trustees to prevent the Group obtaining a refund of that surplus in the future are considered in determining whether it is necessary to restrict the amount of the surplus that is recognised. Four UK schemes are in surplus, with a combined surplus of £711 million at 31 December 2018 (2017 – £ 470 million). GSK has made the judgement that these amounts meet the requirements of recoverability.

Estimates

The costs of providing pensions and other post-employment benefits are assessed on the basis of assumptions selected by management. These assumptions include future earnings and pension increases, discount rates, expected long-term rates of return on assets and mortality rates, and are disclosed in Note 28, ‘Pensions and other post-employment benefits’.

Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. A sensitivity analysis is provided in Note 28, ‘Pensions and other post-employment benefits’, but a 0.25% reduction in the discount rate would lead to an increase in the net pension deficit of approximately £707 million and an increase in the annual pension cost of approximately £28 million. The selection of different assumptions could affect the future results of the Group.